Financial and Capital Risk Management and Fair Value Measurement - Detailed Information About Cash And Cash Equivalents By Currency Type (Detail) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	£ 23,469	£ 16,347	£ 25,042	£ 50,045
Pound Sterling [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	17,809	2,525
US Dollar [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	5,586	13,807
Swiss Francs [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	9	11
Euro [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	£ 65	£ 4